Report Of The Directors Financial Review Risk Report - Other Corporate, Commercial, And Non-Bank Financial Institutions Loans And Advances (Details) - Loans And Advances To Customers And Banks - Other Corporate, Commerical, And Non-bank Financial Institutions Loans And Advances Including Loan Commitments - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,824	$ 14,769
Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,768	6,348
Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,056	8,421
Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,799	5,409
Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,117	2,098
Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,682	3,311
Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,825	2,357
Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	191	420
Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,634	1,937
MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,627	1,667
MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	168	165
MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,459	1,502
North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,217	4,993
North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,167	3,580
North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,050	1,413
Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	356	343
Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	125	85
Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	231	258
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,642	3,389
UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	514	429
UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,128	2,960
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	932	1,126
Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	155	300
Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	777	826
Not collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,723	5,283
Not collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,734	3,508
Not collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,730	1,766
Not collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,710	1,439
Not collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42	405
Not collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	926	848
Not collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	109	51
Not collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	875	900
Not collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,721	2,976
Not collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	73	154
Not collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	121	85
Not collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	150	167
Not collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	320	172
Not collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,508	1,347
Not collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15	287
Not collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	511	377
Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	553	600
Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,579	2,545
Fully collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	293	141
Fully collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,520	1,394
Fully collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9	3
Fully collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	365	447
Fully collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25	94
Fully collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	180	160
Fully collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	222	362
Fully collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	460	488
Fully collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4	0
Fully collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	54	56
Fully collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	103	70
Fully collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,223	1,159
Fully collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	1
Fully collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	105	144
Partially collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	492	465
Collateral value	206	57
Partially collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,743	2,368
Collateral value	874	1,034
Partially collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	94	191
Collateral value	62	23
Partially collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	452	478
Collateral value	243	322
Partially collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	140	12
Collateral value	12	3
Partially collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	343	642
Collateral value	208	268
Partially collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34	20
Collateral value	3	5
Partially collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	404	442
Collateral value	68	75
Partially collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	224	242
Collateral value	128	26
Partially collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	517	771
Collateral value	337	353
Partially collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	1	0
Partially collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	27	35
Collateral value	18	16
Partially collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	91	187
Collateral value	59	19
Partially collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	397	454
Collateral value	210	300
Partially collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	135	12
Collateral value	10	3
Partially collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	161	305
Collateral value	119	150
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	188	249
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	813	838
– LTV ratio: less than 50% | Fully collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72	86
– LTV ratio: less than 50% | Fully collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	634	570
– LTV ratio: less than 50% | Fully collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7	2
– LTV ratio: less than 50% | Fully collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	113	126
– LTV ratio: less than 50% | Fully collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9	10
– LTV ratio: less than 50% | Fully collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	30	54
– LTV ratio: less than 50% | Fully collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	96	151
– LTV ratio: less than 50% | Fully collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	14	59
– LTV ratio: less than 50% | Fully collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4	0
– LTV ratio: less than 50% | Fully collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	22	29
– LTV ratio: less than 50% | Fully collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25	30
– LTV ratio: less than 50% | Fully collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	516	449
– LTV ratio: less than 50% | Fully collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	1
– LTV ratio: less than 50% | Fully collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69	54
– 51% to 75% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	156	168
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	605	615
– 51% to 75% | Fully collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	73	34
– 51% to 75% | Fully collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	431	412
– 51% to 75% | Fully collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	1
– 51% to 75% | Fully collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	27	104
– 51% to 75% | Fully collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12	15
– 51% to 75% | Fully collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	62	6
– 51% to 75% | Fully collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69	118
– 51% to 75% | Fully collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64	85
– 51% to 75% | Fully collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	21	8
– 51% to 75% | Fully collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	65	28
– 51% to 75% | Fully collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	403	367
– 51% to 75% | Fully collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	0
– 51% to 75% | Fully collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9	32
– 76% to 90% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	39	96
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	397	414
– 76% to 90% | Fully collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16	10
– 76% to 90% | Fully collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	256	180
– 76% to 90% | Fully collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	39	86
– 76% to 90% | Fully collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4	7
– 76% to 90% | Fully collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	88	87
– 76% to 90% | Fully collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19	79
– 76% to 90% | Fully collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11	53
– 76% to 90% | Fully collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	8
– 76% to 90% | Fully collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11	5
– 76% to 90% | Fully collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	235	144
– 76% to 90% | Fully collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	20	44
– 91% to 100% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	170	87
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	764	678
– 91% to 100% | Fully collateralised | Europe | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	132	11
– 91% to 100% | Fully collateralised | Europe | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	199	232
– 91% to 100% | Fully collateralised | Asia | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Asia | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	186	131
– 91% to 100% | Fully collateralised | MENA | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	62
– 91% to 100% | Fully collateralised | MENA | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	13
– 91% to 100% | Fully collateralised | North America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38	14
– 91% to 100% | Fully collateralised | North America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	371	291
– 91% to 100% | Fully collateralised | Latin America | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Latin America | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8	11
– 91% to 100% | Fully collateralised | UK | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	7
– 91% to 100% | Fully collateralised | UK | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69	199
– 91% to 100% | Fully collateralised | Hong Kong | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Hong Kong | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 14